Document and Entity Information	May 18, 2023
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	FORM 8-K/A (Amendment No. 1)
Document Period End Date	May 18, 2023
Entity File Number	001-39419
Entity Registrant Name	WEWORK INC.
Entity Central Index Key	0001813756
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1144904
Entity Address, Address Line One	12 East 49th Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	389-3922
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class A Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WE
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	WE WS
Security Exchange Name	NYSE
Class A Common Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE